DEBT FACILITIES (Tables)	12 Months Ended
Mar. 31, 2023
Debt and Financing Obligations [Abstract]
Disclosure of detailed information about borrowings
Long-term debt, net of transaction costs is as follows:

			Repayment		2023		2022
Notional amount			period	Current	Non-current	Current	Non-current
Unsecured senior notes
U.S. dollar, fixed rate - 3.60% to 4.90%	US$	947.0	2024-2034	$18.5	$1,257.9	$17.4	$1,176.5
Canadian dollar, fixed rate - 4.15%		$24.3	2024-2027	2.9	21.4	2.9	24.2
Term loans
U.S. dollar, variable rate	US$	350.0	2024-2025	67.0	405.4	69.7	443.1
Canadian dollar, variable rate		$29.6	2023-2028	5.6	23.8	5.6	29.4
Other			2023-2026	15.2	47.4	14.1	58.4
Lease liabilities
U.S. dollar			2023-2053	55.7	241.3	66.1	164.6
Other			2023-2043	25.5	133.4	32.9	131.4
R&D obligations
Canadian dollar			2023-2042	24.2	471.9	33.1	439.9
Revolving credit facilities
U.S. dollar, variable rate				—	433.0	—	336.9
Total long-term debt				$214.6	$3,035.5	$241.8	$2,804.4

Disclosure of reconciliation of liabilities arising from financing activities
Information on the change in long-term debt for which cash flows have been classified as financing activities in the statement of cash flows are as follows:

	Unsecured				Revolving
	senior	Term	Lease	R&D	credit
	notes	loans	liabilities	obligations	facility	Total
Net book value as at March 31, 2021	$1,249.5	$331.2	$347.2	$423.6	$—	$2,351.5
Changes from financing cash flows
Net repayment from borrowing under
revolving credit facilities	—	—	—	—	344.6	344.6
Proceeds from long-term debt	—	402.3	—	26.8	—	429.1
Repayment of long-term debt	(20.5)	(110.8)	—	(0.8)	—	(132.1)
Repayment of lease liabilities	—	—	(89.5)	—	—	(89.5)
Total changes from financing cash flows	$(20.5)	$291.5	$(89.5)	$26.0	$344.6	$552.1
Non-cash changes
Business combinations (Note 2)	—	0.2	34.9	—	—	35.1
Foreign currency exchange differences	(8.5)	(4.1)	(7.8)	—	(7.7)	(28.1)
Additions and remeasurement of lease liabilities	—	—	119.6	—	—	119.6
Accretion	—	—	—	25.3	—	25.3
Other	0.5	1.5	(9.4)	(1.9)	—	(9.3)
Total non-cash changes	$(8.0)	$(2.4)	$137.3	$23.4	$(7.7)	$142.6
Net book value as at March 31, 2022	$1,221.0	$620.3	$395.0	$473.0	$336.9	$3,046.2
Changes from financing cash flows
Net proceeds from borrowing under
revolving credit facilities	—	—	—	—	44.5	44.5
Proceeds from long-term debt	—	—	—	31.2	—	31.2
Repayment of long-term debt	(21.8)	(106.1)	—	(33.1)	—	(161.0)
Repayment of lease liabilities	—	—	(83.4)	—	—	(83.4)
Total changes from financing cash flows	$(21.8)	$(106.1)	$(83.4)	$(1.9)	$44.5	$(168.7)
Non-cash changes
Foreign currency exchange differences	101.1	48.9	21.7	—	51.6	223.3
Additions and remeasurement of lease liabilities	—	—	128.2	—	—	128.2
Accretion	—	—	—	25.0	—	25.0
Other	0.4	1.3	(5.6)	—	—	(3.9)
Total non-cash changes	$101.5	$50.2	$144.3	$25.0	$51.6	$372.6
Net book value as at March 31, 2023	$1,300.7	$564.4	$455.9	$496.1	$433.0	$3,250.1